Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Jackson Credit Opportunities Fund
SENIOR FLOATING RATE INSTRUMENTS 32.1%
Industrials 11.3%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	1,974	1,983
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 07/31/31 (a)	1,060	1,058
Amspec Parent LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 4.25%), 12/11/31 (a) (b)	200	201
2025 Term Loan, 7.82%, (1 Month Term SOFR + 3.50%), 12/22/31 (a)	1,300	1,305
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.75%), 10/10/31 (a) (b)	103	104
2024 Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 10/10/31 (a)	894	900
Artera Services, LLC
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	2,472	2,062
Bingo Holdings I LLC
Term Loan, 0.00%, (SOFR + 4.75%), 12/31/49 (a) (b)	1,000	984
Brock Holdings III, Inc.
2024 Term Loan B, 10.30%, (3 Month Term SOFR + 6.00%), 05/01/30 (a)	1,489	1,411
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 8.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	1,974	1,864
CohnReznick LLP
Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 03/31/32 (a) (c)	1,624	1,616
Delayed Draw Term Loan, 0.00%, (SOFR + 4.00%), 12/31/49 (a) (b) (c)	376	374
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.81%, (1 Month Term SOFR + 4.50%), 05/05/31 (a)	1,657	1,400
Cornerstone Generation LLC
Term Loan, 0.00%, (SOFR + 3.25%), 10/15/31 (a) (b)	2,000	2,009
CPI Holdco B LLC
2024 Incremental Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 05/19/31 (a)	2,000	1,998
Crash Champions, LLC
2024 Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 02/23/29 (a)	1,485	1,384
Darktrace PLC
2nd Lien Term Loan, 9.46%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	1,000	991
Deerfield Dakota Holding, LLC
2021 USD 2nd Lien Term Loan, 11.31%, (3 Month Term SOFR + 6.75%), 04/07/28 (a)	1,600	1,524
DS Parent Inc
Term Loan B, 9.80%, (3 Month Term SOFR + 5.50%), 12/13/30 (a)	1,980	1,770
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	1,333	1,333
2024 1st Lien Term Loan B2, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	507	507
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 10/23/28 (a)	1,000	1,001
EMG Utica, LLC
2025 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 10/24/29 (a)	1,995	2,005
Engineered Machinery Holdings, Inc.
2021 USD 2nd Lien Term Loan, 10.56%, (3 Month Term SOFR + 6.00%), 05/21/29 (a)	417	417
2021 USD 2nd Lien Incremental Term Loan, 11.06%, (3 Month Term SOFR + 6.50%), 05/21/29 (a) (c)	2,012	2,017
Fluid-Flow Products, Inc.
Second Lien Term Loan, 11.31%, (3 Month Term SOFR + 6.75%), 03/30/29 (a) (c)	2,100	2,095
Garda World Security Corporation
2025 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 02/01/29 (a)	987	988
Gategroup Fin Luxembourg SA
Term Loan, 0.00%, (SOFR + 4.25%), 12/31/49 (a) (b)	2,000	2,004
Genuine Financial Holdings, LLC
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 09/27/30 (a)	1,980	1,876
Icebox Holdco III Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 6.75%), 12/31/49 (a) (b)	1,000	999
LSF12 Badger Bidco LLC
Term Loan B, 10.33%, (1 Month Term SOFR + 6.00%), 07/25/30 (a)	1,970	1,911
Maverick Bidco Inc
2021 2nd Lien Term Loan, 11.18%, (3 Month Term SOFR + 6.75%), 05/18/29 (a)	1,000	976
Max US Bidco Inc
Term Loan B, 9.33%, (1 Month Term SOFR + 5.00%), 10/02/30 (a)	1,995	1,975
Neptune Bidco US Inc
2022 USD Term Loan B, 0.00%, (3 Month Term SOFR + 5.00%), 04/11/29 (a) (b)	1,368	1,290
2022 USD Term Loan B, 9.33%, (3 Month Term SOFR + 5.00%), 04/11/29 (a)	632	596
PMHC II, Inc.
2022 Term Loan B, 8.64%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	1,775	1,546
Radar Bidco Sarl
2024 USD Term Loan, 8.03%, (3 Month Term SOFR + 3.50%), 04/04/31 (a)	1,667	1,675
Star Holding LLC
2024 1st Lien Term Loan B, 8.83%, (1 Month Term SOFR + 4.50%), 07/18/31 (a)	1,985	1,889
Star Parent Inc.
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	1,561	1,545
Synechron Inc
Term Loan B, 8.03%, (3 Month Term SOFR + 3.75%), 09/25/31 (a)	1,995	1,935
TMC Buyer, Inc
2024 Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 10/27/30 (a)	1,829	1,829
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 5.00%), 11/01/30 (a) (b)	167	167
Trulite Holding Corp.
Term Loan, 10.29%, (3 Month Term SOFR + 6.00%), 02/15/31 (a) (c)	1,937	1,870
Veritiv Corporation
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	1,985	1,990
Worldwide Express Operations, LLC
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 07/26/28 (a)	1,985	1,984
		63,358
Information Technology 5.2%
Ascend Learning, LLC
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 12/11/28 (a) (b)	500	500
2021 2nd Lien Term Loan, 10.18%, (1 Month Term SOFR + 5.75%), 11/18/29 (a)	675	675
Bending Spoons US Inc
Term Loan B, 9.56%, (1 Month Term SOFR + 5.25%), 02/19/31 (a)	1,975	1,982
Cloudera, Inc.
2021 Second Lien Term Loan, 10.43%, (1 Month Term SOFR + 6.00%), 10/01/29 (a)	2,000	1,806
Confluence Technologies, Inc
2025 Term Loan, 9.31%, (3 Month Term SOFR + 5.00%), 07/30/28 (a)	611	609
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.08%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	2,000	2,040
EP Purchaser, LLC
2023 Term Loan B, 9.06%, (3 Month Term SOFR + 4.50%), 11/06/28 (a)	1,508	1,482

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Galaxy US Opco Inc.
Term Loan, 9.28%, (3 Month Term SOFR + 2.00%), 04/19/29 (a)	2,013	1,864
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.21%, (6 Month Term SOFR + 5.00%), 09/10/32 (a)	1,500	1,511
Javelin Buyer, Inc.
2024 2nd Lien Term Loan, 9.58%, (3 Month Term SOFR + 5.25%), 10/08/32 (a)	2,000	1,975
Kaseya Inc.
2025 2nd Lien Term Loan B, 9.33%, (1 Month Term SOFR + 5.00%), 03/07/33 (a)	1,500	1,500
MH Sub I, LLC
2021 2nd Lien Term Loan, 10.58%, (1 Month Term SOFR + 6.25%), 02/12/29 (a)	2,000	1,748
Peraton Corp.
2nd Lien Term Loan B1, 12.18%, (3 Month Term SOFR + 7.75%), 02/01/29 (a)	790	549
Project Alpha Intermediate Holding, Inc.
2025 2nd Lien Incremental Term Loan, 9.31%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	2,000	1,985
Rackspace Finance, LLC
2024 First Lien First Out Term Loan, 10.68%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	1,415	1,416
RealPage, Inc
2024 Incremental Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	1,496	1,496
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.54%, (3 Month Term SOFR + 4.00%), 04/24/28 (a)	499	472
2021 2nd Lien Term Loan, 11.79%, (3 Month Term SOFR + 7.25%), 04/23/29 (a)	1,800	1,658
WatchGuard Technologies Inc.
Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 07/02/29 (a)	1,990	1,970
Zayo Group Holdings, Inc.
2022 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 03/09/27 (a) (b)	2,000	1,917
		29,155
Health Care 4.3%
Auris Luxembourg III S.a.r.l.
2024 Term Loan B4, 7.88%, (3 Month Term SOFR + 3.75%), 02/28/29 (a)	1,980	1,981
Aveanna Healthcare, LLC
2021 Term Loan B, 8.18%, (3 Month Term SOFR + 3.75%), 07/17/28 (a)	497	486
2021 2nd Lien Term Loan, 11.48%, (3 Month Term SOFR + 7.00%), 12/08/29 (a)	1,900	1,854
Bausch & Lomb Corporation
2023 Incremental Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	1,965	1,963
Term Loan, 0.00%, (SOFR + 4.25%), 12/17/30 (a) (b)	2,000	2,001
Bausch Health Companies Inc.
2025 Term Loan B, 10.56%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	2,000	1,925
Heartland Dental, LLC
2024 Term Loan, 8.83%, (1 Month Term SOFR + 4.50%), 04/28/28 (a)	1,995	1,995
Help At Home, Inc.
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	1,968	1,906
National Mentor Holdings, Inc.
2021 2nd Lien Term Loan, 11.65%, (3 Month Term SOFR + 7.25%), 03/02/29 (a)	2,000	1,888
Raven Acquisition Holdings LLC
Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 10/25/31 (a)	1,862	1,860
Summit Behavioral Healthcare LLC
2024 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 11/24/28 (a)	1,975	1,481
Team Health Holdings, Inc.
2022 Term Loan B, 9.53%, (3 Month Term SOFR + 5.25%), 03/02/27 (a) (d)	2,481	2,465
Team Services Group
2024 Term Loan B, 9.53%, (3 Month Term SOFR + 5.25%), 12/20/27 (a)	998	992
Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 12/20/27 (a)	496	492
Second Lien Term Loan, 13.54%, (3 Month Term SOFR + 9.00%), 12/18/28 (a) (c)	1,000	995
		24,284
Communication Services 2.6%
888 Acquisitions Limited
USD Term Loan B, 9.63%, (3 Month Term SOFR + 5.25%), 07/01/28 (a)	1,962	1,875
CommScope, Inc.
2024 Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 12/15/29 (a)	1,869	1,889
CSC Holdings, LLC
2022 Term Loan B6, 8.81%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	2,494	2,456
Great Outdoors Group, LLC
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	1,990	1,984
Level 3 Financing Inc.
2025 Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 03/20/32 (a)	1,500	1,515
Lumen Technologies, Inc.
2024 Term Loan A, 10.33%, (1 Month Term SOFR + 6.00%), 06/01/28 (a)	1,480	1,516
Showtime Acquisition, L.L.C
2024 1st Lien Term Loan, 9.07%, (3 Month Term SOFR + 4.75%), 08/13/31 (a)	997	1,005
Windstream Services, LLC
2024 Term Loan B, 9.18%, (1 Month Term SOFR + 4.75%), 09/26/31 (a)	2,000	2,008
		14,248
Materials 2.0%
IRIS Holdings Inc.
Term Loan, 9.13%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	1,986	1,929
Mauser Packaging Solutions Holding Company
2024 Term Loan B, 7.22%, (SOFR + 3.50%), 04/15/27 (a)	5	5
2024 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/15/27 (a)	1,965	1,964
Natgasoline LLC
2025 Term Loan B, 9.80%, (Prime + 5.50%), 03/25/30 (a)	1,491	1,478
SupplyOne, Inc
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	1,975	1,980
Trident TPI Holdings, Inc.
2024 Term Loan B7, 8.05%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	1,975	1,938
Vector WP Holdco, Inc
Term Loan B, 9.44%, (1 Month Term SOFR + 5.00%), 10/12/28 (a)	1,995	1,976
		11,270
Consumer Discretionary 2.0%
Catawba Nation Gaming Authority
Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 12/13/31 (a)	2,000	2,021
Champ Acquisition Corporation
2024 Term Loan B, 8.80%, (3 Month Term SOFR + 4.50%), 11/08/31 (a)	1,644	1,652
Foundation Building Materials Holding Company LLC
2025 Term Loan, 9.55%, (3 Month Term SOFR + 5.25%), 01/29/31 (a)	2,000	1,969
Jack Ohio Finance LLC
2025 Term Loan B, 8.33%, (1 Month Term SOFR + 4.00%), 01/28/32 (a)	1,995	1,978
LIDS Holdings, Inc.
Term Loan, 9.96%, (3 Month Term SOFR + 5.50%), 12/03/26 (a) (c)	131	129
S&S Holdings LLC
Term Loan, 9.42%, (1 Month Term SOFR + 5.00%), 03/11/28 (a)	1,969	1,926
Tailored Brands Inc
Term Loan, 10.76%, (3 Month Term SOFR + 6.50%), 02/16/29 (a)	1,327	1,317
		10,992

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Utilities 1.6%
BANGL, LLC
Term Loan B, 8.79%, (3 Month Term SOFR + 4.50%), 02/01/29 (a)	1,975	1,980
Eastern Power, LLC
Term Loan B, 9.58%, (1 Month Term SOFR + 5.25%), 10/02/25 (a)	1,968	1,969
Edgewater Generation, L.L.C.
2025 Repriced Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 08/01/30 (a)	1,933	1,939
Lightstone Holdco LLC
2022 Extended Term Loan B, 10.03%, (3 Month Term SOFR + 5.75%), 02/01/27 (a)	1,854	1,852
2022 Extended Term Loan C, 10.03%, (3 Month Term SOFR + 5.75%), 02/01/27 (a)	105	105
New Fortress Energy Inc
2025 Incremental Term Loan B, 9.81%, (3 Month Term SOFR + 5.50%), 10/30/28 (a)	1,985	1,067
		8,912
Energy 1.3%
NGL Energy Partners LP
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/25/31 (a)	1,975	1,957
Prairie ECI Acquiror LP
2024 Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 08/01/29 (a)	1,975	1,986
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 05/07/29 (a)	1,985	1,977
2024 1st Lien Term Loan B, 9.31%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	1,492	1,483
		7,403
Financials 1.3%
Albion Financing 3 SARL
2025 USD Term Loan B, 7.32%, (3 Month Term SOFR + 3.00%), 08/16/29 (a)	1,980	1,981
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 08/09/30 (a)	985	986
NEXUS Buyer LLC
2021 Second Lien Term Loan, 10.68%, (1 Month Term SOFR + 6.25%), 10/29/29 (a)	2,000	1,982
Osttra Group Ltd
Term Loan, 0.00%, (SOFR + 5.50%), 12/31/49 (a) (b)	2,000	2,003
		6,952
Consumer Staples 0.3%
Northeast Grocery, Inc.
Term Loan B, 11.82%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	1,850	1,850
Real Estate 0.2%
Brand Industrial Services Inc
2024 Term Loan B, 8.78%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,118	931
Total Senior Floating Rate Instruments (cost $181,752)		179,355
CORPORATE BONDS AND NOTES 24.7%
Consumer Discretionary 4.2%
888 Acquisitions Limited
7.56%, 07/15/27, EUR (e)	150	178
Accor
7.25%, (100, 01/11/29), EUR (f) (g)	200	260
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (g)	224	280
Aramark International Finance S.a r.l.
4.38%, 04/15/33, EUR (g)	150	174
Avianca MidCo 2 PLC
9.63%, 02/14/30 (e)	254	234
Azelis Finance
4.75%, 09/25/29, EUR (g)	200	242
B&M European Value Retail S.A.
6.50%, 11/27/31, GBP (g)	150	207
Beazer Homes USA, Inc.
7.50%, 03/15/31 (e)	545	553
Bertrand Franchise Finance
5.99%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (a) (g)	200	231
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (g)	250	298
Caesars Entertainment, Inc.
4.63%, 10/15/29 (e)	70	67
Carnival Corporation
6.00%, 05/01/29 (e)	315	318
6.13%, 02/15/33 (e)	410	419
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (g)	100	141
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (e)	540	542
Ceconomy AG
6.25%, 07/15/29, EUR (g)	330	405
Churchill Downs Incorporated
6.75%, 05/01/31 (e)	115	118
Cirsa Finance International S.a r.l.
10.38%, 11/30/27, EUR (g)	270	334
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (e)	720	768
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (g)	200	274
CT Investment GmbH
6.38%, 04/15/30, EUR (g)	200	243
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (g)	100	128
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	150	204
Elior Group
5.63%, 03/15/30, EUR (g)	200	240
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (g)	300	379
Flos B&b Italia S.P.A.
5.85%, (3 Month EURIBOR + 3.88%), 12/15/29, EUR (a) (g)	174	197
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (g)	150	183
FNAC Darty
6.00%, 04/01/29, EUR (g)	100	123
Food Service Project SL
5.50%, 01/21/27, EUR (g)	163	192
Fortune Star (BVI) Limited
5.00%, 05/18/26 (g)	200	196
5.05%, 01/27/27 (g)	330	317
Forvia
5.50%, 06/15/31, EUR (g)	250	290
Fressnapf Holding SE
5.25%, 10/31/31, EUR (g)	250	297
Gol Finance LLP
14.38%, 06/05/30 (e)	175	168
Grupo Antolin-Irausa SA
10.38%, 01/30/30, EUR (g)	100	82
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (d) (g)	250	308
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (d) (e)	325	333
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (g)	200	238
LGI Homes, Inc.
7.00%, 11/15/32 (e)	970	923
Light & Wonder, Inc.
6.63%, 03/01/30 (e)	450	433
Lindblad Expeditions, LLC
9.00%, 05/15/28 (e)	350	366
Maison Finco PLC
6.00%, 10/31/27, GBP (g)	200	271
Manuchar
7.25%, 06/30/27, EUR (g)	200	239
MCE Finance Limited
5.75%, 07/21/28 (g)	380	372
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (e)	720	693

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (g)	324	445
Motel One GmbH
7.75%, 04/02/31, EUR (g)	100	126
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (g)	149	164
NCL Corporation Ltd.
6.75%, 02/01/32 (e)	225	230
PENN Entertainment, Inc.
4.13%, 07/01/29 (e)	70	65
Peu (Fin) PLC
7.25%, 07/01/28, EUR (g)	250	305
Pinewood Finco PLC
6.00%, 03/27/30, GBP (g)	145	196
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (g)	200	290
Playtech PLC
5.88%, 06/28/28, EUR (g)	260	314
Prosus N.V.
3.83%, 02/08/51 (g)	390	250
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (f) (g)	200	221
Resideo Funding Inc.
6.50%, 07/15/32 (e)	580	595
Schaeffler AG
4.50%, 03/28/30, EUR (g)	500	588
Six Flags Operations Inc.
7.25%, 05/15/31 (e)	900	925
6.63%, 05/01/32 (e)	70	72
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (g)	200	236
TVL Finance PLC
10.25%, 04/28/28, GBP (g)	150	205
United Parks And Resorts Inc.
5.25%, 08/15/29 (e)	940	919
V.F. Corporation
4.25%, 03/07/29, EUR	350	393
Valeo
4.50%, 04/11/30, EUR (g)	400	468
Verde Purchaser, LLC
10.50%, 11/30/30 (e)	630	682
Viking Cruises Limited
7.00%, 02/15/29 (e)	70	71
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (e)	580	579
Waga Bondco Limited
8.50%, 06/15/30, GBP (g)	114	153
Windsor Holdings III, LLC
8.50%, 06/15/30 (e)	580	622
ZF Friedrichshafen AG
2.25%, 05/03/28, EUR (g)	200	213
3.75%, 09/21/28, EUR (g)	100	109
6.13%, 03/13/29, EUR (g)	200	231
3.00%, 10/23/29, EUR (g)	100	102
ZF North America Capital, Inc.
6.88%, 04/23/32 (e)	370	342
		23,569
Financials 4.0%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (f) (g)	400	486
6.88%, (100, 09/22/31), EUR (f) (g)	400	505
Acrisure, LLC
8.50%, 06/15/29 (e)	295	308
7.50%, 11/06/30 (e)	350	361
6.75%, 07/01/32 (e)	30	30
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 - 04/15/28 (e)	1,445	1,452
7.00%, 01/15/31 (e)	70	72
7.38%, 10/01/32 (e)	20	21
Axis Bank Limited
4.10%, (100, 09/08/26) (f) (g)	300	291
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (f) (g)	400	499
7.75%, (100, 01/14/32) (f) (h)	515	522
Banco Davivienda S A
6.65%, (100, 04/22/31) (f) (g)	300	267
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (f) (g)	215	199
Banco Santander, S.A.
3.63%, (100, 03/21/29), EUR (f) (g) (h)	600	651
Bank of America Corporation
6.63%, (100, 05/01/30) (f)	780	813
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (g)	240	219
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
7.63%, 02/11/35 (e)	359	368
BCI Miami
8.75%, (100, 02/08/29) (e) (f)	305	322
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (g)	100	123
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (e)	380	404
Block, Inc.
6.50%, 05/15/32	345	356
BroadStreet Partners, Inc.
5.88%, 04/15/29 (e)	650	642
CaixaBank, S.A.
7.50%, (100, 01/16/30), EUR (f) (g)	200	258
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (f) (g)	400	523
Coventry Building Society
8.75%, (100, 06/11/29), GBP (f) (g)	300	430
Deutsche Bank Aktiengesellschaft
8.13%, (100, 10/30/29), EUR (f) (g)	200	251
Erste Group Bank AG
7.00%, (100, 04/15/31), EUR (f) (g)	400	498
Freedom Mortgage Corporation
6.63%, 01/15/27 (e)	330	331
FWD ProInsure Limited
8.05%, (100, 12/15/25) (f) (g)	200	201
Hanwha Life Insurance Co., Ltd.
6.30%, 06/24/55 (e)	300	308
HUB International Limited
7.25%, 06/15/30 (e)	1,130	1,181
ING Groep N.V.
4.25%, (100, 05/16/31) (f) (h)	615	513
Intesa Sanpaolo SPA
7.00%, (100, 05/20/32), EUR (f) (g)	400	504
Jane Street Group, LLC
7.13%, 04/30/31 (e)	70	74
6.75%, 05/01/33 (e)	725	747
Landesbank Baden-Wurttemberg
6.75%, (100, 10/15/30), EUR (f) (g)	200	237
Nationwide Building Society
7.50%, (100, 12/20/30), GBP (f) (g)	300	415
OneMain Finance Corporation
6.63%, 05/15/29	320	329
6.75%, 03/15/32	220	224
7.13%, 09/15/32	165	171
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	440	457
PennyMac Financial Services, Inc.
6.88%, 05/15/32 - 02/15/33 (e)	800	820
Progroup AG
5.38%, 04/15/31, EUR (g)	300	350
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (e)	265	279
Rocket Companies, Inc.
6.13%, 08/01/30 (e)	175	178
6.38%, 08/01/33 (e)	235	241
Shift4 Payments, LLC
6.75%, 08/15/32 (e)	205	213
Starwood Property Trust, Inc.
7.25%, 04/01/29 (e)	565	595
6.50%, 07/01/30 (e)	225	232
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (f)	805	777

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Turkiye Vakiflar Bankasi T.A.O.
9.00%, 10/12/28 (g)	340	360
UBS Group AG
7.00%, (100, 02/10/30) (e) (f) (h)	770	765
9.25%, (100, 11/13/33) (e) (f) (h)	440	509
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
3.88%, (100, 06/03/27), EUR (f) (g) (h)	200	231
6.50%, (100, 12/03/31), EUR (f) (g)	300	371
		22,484
Industrials 3.3%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (e)	70	73
Abertis Infraestructuras Finance B.V.
4.87%, (100, 11/28/29), EUR (f) (g)	400	481
Air France - KLM
4.63%, 05/23/29, EUR (g)	200	243
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (g)	250	234
American Airlines, Inc.
5.75%, 04/20/29 (e)	460	461
Amsted Industries Incorporated
6.38%, 03/15/33 (e)	370	376
Arcosa, Inc.
6.88%, 08/15/32 (e)	460	477
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (g)	250	303
Ats Consolidated, Inc.
5.50%, 04/15/29 (e)	130	128
Bombardier Inc.
7.25%, 07/01/31 (e)	575	603
Builders FirstSource, Inc.
6.75%, 05/15/35 (e)	730	752
Caci International Inc.
6.38%, 06/15/33 (e)	165	170
Calderys Financing, LLC
11.25%, 06/01/28 (e)	180	191
11.75%, 06/01/28 (d) (e)	265	274
Castello (BC) Bidco S.p.A.
6.84%, (3 Month EURIBOR + 4.50%), 11/14/31, EUR (a) (g)	136	161
Corporation De Securite Garda World
8.25%, 08/01/32 (e)	655	673
CTEC II GmbH
5.25%, 02/15/30, EUR (g)	200	200
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (g)	200	234
Edge Finco PLC
8.13%, 08/15/31, GBP (g)	200	285
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (g)	100	112
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (g)	350	394
Goat Holdco LLC
6.75%, 02/01/32 (e)	620	631
Herc Holdings Inc.
7.00%, 06/15/30 (e)	457	478
7.25%, 06/15/33 (e)	305	320
Hillenbrand, Inc.
3.75%, 03/01/31	750	672
HT Troplast GmbH
9.38%, 07/15/28, EUR (g)	100	124
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (e)	470	368
Kier Group PLC
9.00%, 02/15/29, GBP (g)	100	145
LATAM Airlines Group S.A.
7.88%, 04/15/30 (e)	50	51
Lightning Power LLC
7.25%, 08/15/32 (e)	1,128	1,187
Madison IAQ LLC
5.88%, 06/30/29 (e)	555	545
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (e)	450	458
9.25%, 04/15/27 (e)	695	690
MIWD Holdco II LLC
5.50%, 02/01/30 (e)	420	400
Nexans
4.25%, 03/11/30, EUR (g)	200	243
PCF GmbH
4.75%, 04/15/29, EUR (g)	150	146
Queen Mergerco, Inc.
6.75%, 04/30/32 (e)	375	387
Quikrete Holdings, Inc.
6.38%, 03/01/32 (e)	465	478
6.75%, 03/01/33 (e)	290	299
SPX Flow, Inc.
8.75%, 04/01/30 (e)	690	716
Standard Building Solutions Inc.
4.38%, 07/15/30 (e)	70	66
3.38%, 01/15/31 (e)	375	337
Terex Corporation
6.25%, 10/15/32 (e)	820	822
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (g)	270	318
TransDigm Inc.
6.63%, 03/01/32 (e)	295	306
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (e)	390	415
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (e)	100	106
12.25%, 01/15/31 (e)	95	102
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	160	188
XPO, Inc.
7.13%, 02/01/32 (e)	720	754
		18,577
Communication Services 2.4%
Altice France
4.13%, 01/15/29, EUR (g)	300	296
Bell Canada inc.
6.88%, 09/15/55	525	538
7.00%, 09/15/55	680	691
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (g)	260	383
CAS Capital No. 1 Limited
4.00%, (100, 07/12/26) (f) (g)	200	195
CCO Holdings, LLC
5.38%, 06/01/29 (e)	870	867
6.38%, 09/01/29 (e)	245	250
4.50%, 05/01/32	215	200
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/28 (e)	460	482
CommScope, LLC.
9.50%, 12/15/31 (e)	375	392
CSC Holdings, LLC
11.75%, 01/31/29 (e)	530	502
Engineering S.R.L.
11.13%, 05/15/28, EUR (g)	100	124
Eutelsat SA
2.25%, 07/13/27, EUR (g)	200	229
IHS Holding Limited
8.25%, 11/29/31 (g)	200	202
Iliad Holding
6.88%, 04/15/31, EUR (g)	400	502
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (f) (g)	100	125
Level 3 Financing, Inc.
4.88%, 06/15/29 (e)	280	262
11.00%, 11/15/29 (e)	304	350
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	400	471
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (e)	340	355
Midcontinent Communications
8.00%, 08/15/32 (e)	265	281
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (g)	133	156

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR (g)	200	251
7.88%, 07/31/28, EUR	160	207
Proximus
4.75%, (100, 07/02/31), EUR (f) (g)	200	235
Rogers Communications Inc.
7.00%, 04/15/55	505	517
7.13%, 04/15/55	475	480
Telecom Argentina SA
9.50%, 07/18/31 (e)	200	208
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (g)	200	264
Telefonica Europe B.V.
5.75%, (100, 01/15/32), EUR (f) (g)	200	244
6.14%, (100, 02/03/30), EUR (f) (g)	100	126
6.75%, (100, 06/07/31), EUR (f) (g)	200	259
United Group B.V.
5.25%, 02/01/30, EUR (g)	200	235
6.75%, 02/15/31, EUR (g)	150	181
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (g)	350	457
VMED O2 UK Financing I PLC
5.63%, 04/15/32, EUR (g)	100	121
Vodafone Group Public Limited Company
3.00%, 08/27/80, EUR (g)	303	338
VTR Finance N.V.
6.38%, 07/15/28 (g)	400	383
Windstream Services, LLC
8.25%, 10/01/31 (e)	355	372
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	605	567
Zegona Finance PLC
6.75%, 07/15/29, EUR (g)	100	125
Ziggo B.V.
2.88%, 01/15/30, EUR (g)	100	110
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (g)	100	102
		13,635
Energy 2.2%
Archrock Partners, L.P.
6.63%, 09/01/32 (e)	280	285
Aris Water Holdings, LLC
7.25%, 04/01/30 (e)	405	417
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (e)	620	621
6.63%, 07/15/33 (e)	355	360
Azule Energy Finance PLC
8.13%, 01/23/30 (e)	200	197
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	770	772
Constellation Oil Services Holding S.A.
9.38%, 11/07/29 (e)	226	230
Cullinan Holdco SCSp
4.63%, 10/15/26, EUR (g)	100	101
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (e)	800	843
FS Luxembourg S.a r.l.
8.88%, 02/12/31 (e)	382	392
Genesis Energy, L.P.
7.75%, 02/01/28	535	543
7.88%, 05/15/32	440	458
Greenko Power II Limited
4.30%, 12/13/28 (g)	167	157
Harvest Midstream I, L.P.
7.50%, 05/15/32 (e)	340	359
Hilcorp Energy I, L.P.
6.25%, 04/15/32 (e)	280	268
8.38%, 11/01/33 (e)	365	379
6.88%, 05/15/34 (e)	515	494
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (e)	580	610
Joint Stock Company National Company Kazmunaygas
3.50%, 04/14/33 (g)	390	336
Kinetik Holdings LP
5.88%, 06/15/30 (e)	855	863
Noble Finance II LLC
8.00%, 04/15/30 (e)	300	306
Petroleos Mexicanos
7.69%, 01/23/50	1,220	961
Pluspetrol SA
8.50%, 05/30/32 (e)	189	191
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (g)	550	509
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (e)	780	761
Transmontaigne Partners LLC
8.50%, 06/15/30 (e)	160	166
Trident Energy Finance PLC
12.50%, 11/30/29 (e)	200	200
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (f) (g)	300	331
YPF S.A.
9.50%, 01/17/31 (e)	280	293
		12,403
Utilities 2.1%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (g)	200	244
AES Corporation, The
6.95%, 07/15/55	720	704
Alpha Generation LLC
6.75%, 10/15/32 (e)	1,300	1,341
CMS Energy Corporation
6.50%, 06/01/55	935	937
Dominion Energy, Inc.
6.63%, 05/15/55	970	989
EDP, S.A.
4.75%, 05/29/54, EUR (g)	300	361
5.94%, 04/23/83, EUR (g)	100	125
Electricite de France
2.63%, (100, 12/01/27), EUR (f) (g)	600	686
7.50%, (100, 09/06/28), EUR (f) (g)	200	259
9.13%, (100, 03/15/33) (e) (f)	450	508
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (g)	300	366
NextEra Energy Capital Holdings, Inc.
6.38%, 08/15/55	460	471
6.50%, 08/15/55	835	857
NRG Energy, Inc.
10.25%, (100, 03/15/28) (e) (f)	570	631
5.75%, 07/15/29 (e)	80	80
6.00%, 02/01/33 (e)	130	131
Orsted A/S
5.13%, (100, 09/14/29), EUR (f) (g)	250	298
5.25%, 12/08/22, EUR (g)	150	179
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	400	416
Sempra
6.55%, 04/01/55	875	830
UGI International, LLC
2.50%, 12/01/29, EUR (g)	100	110
Veolia Environnement
2.50%, (100, 01/20/29), EUR (f) (g)	300	337
Vistra Corp.
7.00%, (100, 12/15/26) (e) (f)	525	531
Vistra Operations Company LLC
7.75%, 10/15/31 (e)	360	383
Zorlu Enerji Elektrik Uretim Anonim Sirketi
11.00%, 04/23/30 (g)	200	185
		11,959
Consumer Staples 1.7%
AA Bond Co Limited
6.85%, 07/31/31, GBP (g)	100	142
Albion Financing 1 S.a r.l.
7.00%, 05/21/30 (e)	765	783
Allied Universal Holdco LLC
6.00%, 06/01/29 (e)	275	267

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
7.88%, 02/15/31 (e)	290	303
Amber FinCo PLC
6.63%, 07/15/29, EUR (g)	200	246
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	200	209
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (g)	100	129
Boels Topholding B.V.
6.25%, 02/15/29, EUR (g)	125	152
5.75%, 05/15/30, EUR (g)	100	122
Champions Financing Inc.
8.75%, 02/15/29 (e)	510	492
Co-operative Group Limited
7.50%, 07/08/26, GBP (g) (i) (j)	260	360
Elo
6.00%, 03/22/29, EUR (g)	100	109
Flora Food Management B.V.
6.88%, 07/02/29, EUR (g)	250	299
Grupo Nutresa S.A.
8.00%, 05/12/30 (e)	240	251
Loxama
6.38%, 05/31/29, EUR (g)	200	245
Market Bidco Finco PLC
5.50%, 11/04/27, GBP (g)	100	134
Minerva Luxembourg S.A.
8.88%, 09/13/33 (g)	330	357
Multiversity S.p.A.
6.44%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (a) (g)	100	118
Ocado Group PLC
10.50%, 08/08/29, GBP (g)	150	200
Ontex Group
5.25%, 04/15/30, EUR (g)	100	120
Opal Bidco SAS
6.50%, 03/31/32 (e)	205	209
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (g)	50	63
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	100	121
Post Holdings, Inc.
6.38%, 03/01/33 (e)	260	262
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (e)	510	511
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (g)	150	176
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (g)	100	121
RAC Bond Co PLC
5.25%, 11/04/27, GBP (g)	200	269
Roquette Freres
5.49%, (100, 11/25/29), EUR (f) (g)	100	119
U.S. Foods Inc.
5.75%, 04/15/33 (e)	70	70
Verisure Holding AB
3.25%, 02/15/27, EUR (g)	300	350
Verisure Midholding AB
5.25%, 02/15/29, EUR (g)	300	355
Walgreens Boots Alliance, Inc.
2.13%, 11/20/26, EUR	400	463
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	975	1,025
Williams Scotsman, Inc.
7.38%, 10/01/31 (e)	390	410
		9,562
Materials 1.5%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (g)	200	230
Avient Corporation
6.25%, 11/01/31 (e)	420	423
Braskem Netherlands Finance B.V.
8.50%, 01/12/31 (g)	300	261
Capstone Copper Corp.
6.75%, 03/31/33 (e)	265	271
CEMEX S.A.B. de C.V.
7.20%, (100, 06/10/30) (e) (f)	200	202
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (e)	200	203
Consolidated Energy Finance S.A.
12.00%, 02/15/31 (e)	335	329
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (e)	410	432
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (e)	149	139
Fresnillo PLC
4.25%, 10/02/50 (g)	200	144
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (g)	188	215
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (g)	50	59
6.75%, 04/15/30, EUR (g)	100	109
Kaiser Aluminum Corporation
4.63%, 03/01/28 (e)	615	603
4.50%, 06/01/31 (e)	70	65
Kronos International, Inc.
9.50%, 03/15/29, EUR (g)	249	314
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (g)	150	71
Monitchem Holdco 3 S.A.
8.75%, 05/01/28, EUR (g)	150	178
Novelis Corporation
6.88%, 01/30/30 (e)	570	589
Olympus Water US Holding Corporation
9.63%, 11/15/28, EUR (g)	300	370
7.25%, 06/15/31 (e)	70	71
Samarco Mineracao S/A
9.00%, 06/30/31 (d) (e) (i)	388	382
Sappi Papier Holding GmbH
4.50%, 03/15/32, EUR (g)	100	116
Sasol Financing USA LLC
6.50%, 09/27/28	290	276
Sealed Air Corporation
7.25%, 02/15/31 (e)	750	789
6.50%, 07/15/32 (e)	70	73
Snf Group
4.50%, 03/15/32, EUR (g)	100	121
Synthomer PLC
7.38%, 05/02/29, EUR (g)	200	233
Vedanta Resources Limited
10.88%, 09/17/29 (g)	250	260
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	10	9
7.38%, 03/01/31 (e)	305	312
We Soda Investments Holding PLC
9.50%, 10/06/28 (g)	300	313
		8,162
Health Care 1.5%
1261229 B.C. Ltd.
10.00%, 04/15/32 (e)	575	580
Bausch & Lomb Corporation
8.38%, 10/01/28 (e)	1,020	1,066
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (g)	300	355
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (g)	200	240
CVS Health Corporation
6.75%, 12/10/54	405	407
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (g)	300	380
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (f) (g)	300	376
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (g)	200	225
Grifols, S.A.
7.50%, 05/01/30, EUR (g)	300	369
Grunenthal GmbH
4.63%, 11/15/31, EUR (g)	300	355
IQVIA Inc.
2.25%, 01/15/28, EUR (g)	200	229
6.25%, 06/01/32 (e)	170	174

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Lifepoint Health, Inc.
10.00%, 06/01/32 (e)	370	381
Molina Healthcare, Inc.
6.25%, 01/15/33 (e)	225	229
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (e)	595	590
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (g)	100	123
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (g)	300	360
Ray Financing LLC
6.50%, 07/15/31, EUR (g)	300	369
Rossini S.a r.l.
6.75%, 12/31/29, EUR (g)	100	124
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (e)	460	469
Team Health Holdings, Inc.
13.50%, 06/30/28 (d) (e)	144	157
Teva Pharmaceutical Finance Netherlands II B.V.
4.38%, 05/09/30, EUR (g)	500	598
		8,156
Real Estate 1.0%
Adler Financing S.a r.l.
8.25%, 12/31/28, EUR (d)	125	154
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (g)	200	259
alstria office AG
5.50%, 03/20/31, EUR (g)	100	120
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (g)	199	201
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (f) (g)	250	288
CPI Property Group
3.75%, (100, 04/27/28), EUR (f) (g)	100	107
7.50%, (100, 03/24/31), EUR (f) (g)	204	233
4.00%, 01/22/28, GBP (g) (i) (j)	200	261
1.75%, 01/14/30, EUR (g)	150	155
Globalworth Real Estate Investments Limited
6.25%, 03/31/30, EUR (g)	282	338
Greentown China Holdings Limited
8.45%, 02/24/28 (g)	200	203
Heimstaden AB
6.75%, (100, 10/15/26), EUR (f) (g)	100	90
Heimstaden Bostad AB
3.63%, (100, 10/13/26), EUR (f) (g)	350	402
4.38%, 03/06/27, EUR (g)	200	228
1.63%, 10/13/31, EUR (g)	100	102
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (g)	100	120
Park Intermediate Holdings LLC
5.88%, 10/01/28 (e)	390	389
RHP Hotel Properties, LP
6.50%, 06/15/33 (e)	150	154
Service Properties Trust
4.75%, 10/01/26	430	424
Star Holdings
8.75%, 08/01/31 (e)	335	316
Uniti Group Inc.
10.50%, 02/15/28 (e)	486	515
8.63%, 06/15/32 (e)	230	232
		5,291
Information Technology 0.8%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (e)	825	827
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A.
5.00%, 10/30/30, EUR (g)	100	118
Amentum Escrow Corp.
7.25%, 08/01/32 (e)	70	72
Atos SE
9.00%, 12/18/29, EUR (g) (i)	300	394
Ellucian Holdings Inc.
6.50%, 12/01/29 (e)	195	200
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (e)	585	614
Gen Digital Inc.
6.25%, 04/01/33 (e)	395	406
Minerva Merger Sub Inc
6.50%, 02/15/30 (e)	640	630
UKG Inc.
6.88%, 02/01/31 (e)	965	1,001
		4,262
Total Corporate Bonds And Notes (cost $132,288)		138,060
CATASTROPHE BONDS 14.5%
Multi-Peril 10.0%
3264 Re Ltd.
25.53%, (3 Month Treasury + 21.25%), 02/07/28 (a) (e)	500	491
Alamo Re Ltd.
10.30%, (1 Month Treasury + 6.00%), 06/07/27 (a) (e)	1,150	1,173
12.05%, (1 Month Treasury + 7.75%), 06/07/27 (a) (e)	500	521
Atela Re Ltd.
18.55%, (3 Month Treasury + 14.25%), 05/09/27 (a) (e)	750	798
Atlas Capital Designated Activity Company
11.60%, (SOFR + 7.25%), 06/07/28 (a) (e)	1,500	1,500
Bonanza Re Ltd
9.82%, (3 Month Treasury + 5.50%), 12/20/27 (a) (e)	1,500	1,496
Bridge STR RE Ltd.
8.24%, (3 Month Treasury + 4.00%), 01/07/28 (a) (e)	3,000	2,953
Easton Re Pte. Ltd.
11.80%, (3 Month Treasury + 7.50%), 01/08/27 (a) (e)	1,900	1,926
Four Lakes Re Ltd.
9.78%, (3 Month Treasury + 5.50%), 01/07/28 (a) (e)	1,500	1,464
Herbie Re Ltd.
11.53%, (3 Month Treasury + 7.25%), 01/08/29 (a) (e)	2,250	2,251
15.03%, (3 Month Treasury + 10.75%), 01/08/29 (a) (e)	1,250	1,271
Hypatia Ltd.
14.78%, (3 Month Treasury + 10.50%), 04/08/26 (a) (e)	1,650	1,705
Kendall Re Ltd.
10.57%, (3 Month Treasury + 6.25%), 04/30/27 (a) (e)	1,500	1,558
12.07%, (3 Month Treasury + 7.75%), 04/30/27 (a) (e)	750	770
Kilimanjaro III Re Limited
8.83%, (3 Month Treasury + 4.56%), 04/20/26 (a) (e)	500	500
9.13%, (3 Month Treasury + 4.86%), 04/20/26 (a) (e)	500	498
16.63%, (3 Month Treasury + 12.36%), 04/20/26 (a) (e)	275	273
Kilimanjaro Re Limited
10.52%, (3 Month Treasury + 6.25%), 06/30/28 (a) (e)	1,150	1,198
10.52%, (3 Month Treasury + 6.25%), 07/09/29 (a) (e)	500	500
8.02%, (3 Month Treasury + 3.75%), 07/08/30 (a) (e)	1,000	1,000
London Bridge 2 PCC Limited
11.85%, (3 Month Treasury + 7.50%), 01/09/29 (a) (e)	2,000	2,015
Matterhorn Re Ltd
10.06%, (SOFR + 5.75%), 12/08/25 (a) (e)	1,650	1,583
16.52%, (3 Month Treasury + 12.25%), 02/04/28 (a) (e)	1,000	995
Mona Lisa RE Ltd.
11.28%, (3 Month Treasury + 7.00%), 07/08/25 (a) (e)	2,750	2,749
14.03%, (3 Month Treasury + 9.75%), 06/25/27 (a) (e)	1,700	1,832

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
12.28%, (3 Month Treasury + 8.00%), 01/08/29 (a) (e)	2,750	2,755
Montoya Re Ltd.
15.75%, (1 Month Treasury + 11.50%), 04/07/27 (a) (e)	1,750	1,792
Mystic Re IV Ltd.
16.27%, (3 Month Treasury + 12.00%), 01/08/27 (a) (e)	750	779
8.28%, (3 Month Treasury + 4.00%), 01/10/28 (a) (e)	1,000	1,001
14.53%, (3 Month Treasury + 10.25%), 01/10/28 (a) (e)	750	758
Northshore Re II Limited
12.28%, (3 Month Treasury + 8.00%), 07/08/25 (a) (e)	1,930	1,928
9.26%, (3 Month Treasury + 5.00%), 04/07/28 (a) (e)	500	500
Ocelot Re Ltd.
12.04%, (3 Month Treasury + 7.75%), 01/07/31 (a) (e)	1,900	1,921
Residential Reinsurance 2024 Ltd.
9.59%, (3 Month Treasury + 5.25%), 12/06/28 (a) (e)	1,250	1,248
11.34%, (3 Month Treasury + 7.00%), 12/06/28 (a) (e)	1,000	1,007
Riverfront Re Ltd.
12.01%, (3 Month Treasury + 7.75%), 01/08/29 (a) (e)	750	747
Sanders Re II Ltd.
8.29%, (3 Month Treasury + 4.00%), 04/07/29 (a) (e)	1,000	987
9.54%, (3 Month Treasury + 5.25%), 04/07/29 (a) (e)	1,000	1,002
Sanders Re III Ltd.
10.04%, (3 Month Treasury + 5.75%), 04/07/28 (a) (e)	1,000	1,032
Stabilitas Re Ltd.
12.82%, (3 Month Treasury + 8.50%), 06/05/26 (a) (e)	2,500	2,555
Titania Re Ltd.
10.47%, (1 Month Treasury + 6.25%), 11/26/27 (a) (e)	2,750	2,739
		55,771
Storms 3.2%
Cape Lookout Re Ltd.
12.97%, (1 Month Treasury + 8.00%), 04/05/27 (a) (e)	1,600	1,620
11.17%, (1 Month Treasury + 6.90%), 03/13/28 (a) (e)	1,250	1,253
Chartwell Re Ltd.
10.31%, (3 Month Treasury + 6.00%), 06/07/28 (a) (e)	1,250	1,263
11.31%, (3 Month Treasury + 7.00%), 06/07/28 (a) (e)	1,000	997
FloodSmart Re Ltd.
18.34%, (3 Month Treasury + 14.00%), 03/12/27 (a) (e)	500	514
Gateway Re II Ltd.
13.19%, (3 Month Treasury + 8.90%), 04/27/26 (a) (e)	250	252
Gateway Re Ltd
13.80%, (1 Month Treasury + 9.50%), 07/07/27 (a) (e)	500	501
14.80%, (1 Month Treasury + 10.50%), 07/07/28 (a) (e)	500	510
Hestia Re Ltd
15.08%, (1 Month Treasury + 10.75%), 04/07/26 (a) (e)	1,250	1,271
12.59%, (1 Month Treasury + 8.25%), 03/13/28 (a) (e)	750	739
Marlon Ltd.
11.29%, (3 Month Treasury + 7.00%), 06/07/27 (a) (e)	1,775	1,816
Palm Re Ltd.
12.09%, (1 Month Treasury + 7.75%), 06/07/28 (a) (e)	750	750
Purple Re Ltd.
11.56%, (1 Month Treasury + 7.25%), 06/07/28 (a) (e)	1,750	1,749
12.06%, (1 Month Treasury + 7.75%), 06/07/28 (a) (e)	500	500
Queen Street 2023 Re Designated Activity Company
11.80%, (3 Month Treasury + 7.50%), 12/08/25 (a) (e)	2,400	2,392
Winston Re Ltd.
14.58%, (3 Month Treasury + 10.25%), 02/26/27 (a) (e)	1,300	1,373
10.83%, (3 Month Treasury + 6.50%), 02/21/28 (a) (e)	750	761
		18,261
Earthquakes 1.3%
Sutter Re Ltd.
11.08%, (3 Month Treasury + 6.75%), 06/19/26 (a) (e)	1,000	1,027
Torrey Pines Re Ltd.
9.55%, (3 Month Treasury + 5.00%), 06/05/26 (a) (e)	1,000	1,016
10.78%, (1 Month Treasury + 6.50%), 06/07/28 (a) (e)	500	501
Ursa Re II Ltd.
13.31%, (3 Month Treasury + 9.00%), 06/07/28 (a) (e)	1,250	1,249
Veraison Re Ltd.
9.07%, (3 Month Treasury + 4.75%), 03/08/27 (a) (e)	1,000	1,025
7.83%, (1 Month Treasury + 3.50%), 03/08/28 (a) (e)	1,500	1,494
9.33%, (1 Month Treasury + 5.00%), 03/08/28 (a) (e)	1,000	998
		7,310
Total Catastrophe Bonds (cost $80,541)		81,342
DIRECT ACCESS LENDING 11.5%
Financials 4.9%
Axonic Coinvest II, LP (g) (k)	8,000	8,901
Eiger Funding (PCC) Ltd. GBP (g) (k)	8,107	11,934
EJF CRT 2024-R1 LLC
12.14%, (SOFR + 7.75%), 02/15/43 (a) (c) (g)	5,527	5,522
Northleaf Chorus Investors LP (g) (k)	7,500	1,425
		27,782
Industrials 2.7%
HCM 2021-1, LLC (g) (k)	12,000	12,644
Ironwood Funding XIV LLC (g) (k)	4,000	2,536
		15,180
Non-U.S. Government Agency Asset-Backed Securities 1.7%
Upgrade Master Pass-Thru Trust Series 2025-ST1
Series 2025-CRT1-ST1, 0.00%, 04/15/32 (c) (g)	11,000	9,477
Consumer Discretionary 1.6%
AX Southeast Loan Investor LLC (g) (k)	8,000	8,903
Communication Services 0.6%
Cutting Edge Group
12.31%, (SOFR + 8.00%), 07/31/29 (a) (c) (g)	3,236	3,184
Total Direct Access Lending (cost $60,613)		64,526
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.3%
1211 Avenue of The Americas
Series 2015-C-1211, REMIC, 4.14%, 08/10/25 (a)	355	334
1988 CLO 1 Ltd
Series 2022-ER-1A, 10.36%, (3 Month Term SOFR + 6.10%), 10/15/39 (a)	2,000	2,006
1988 CLO 2 Ltd.
Series 2023-ER-2A, 9.54%, (3 Month Term SOFR + 5.25%), 04/15/38 (a)	2,000	1,955
37 Capital Clo 1 Ltd
Series 2021-E-1A, REMIC, 11.72%, (3 Month Term SOFR + 7.46%), 10/16/34 (a)	2,500	2,466
AB BSL CLO 5 Ltd
Series 2024-D1-5A, 7.41%, (3 Month Term SOFR + 3.10%), 01/20/38 (a)	750	753

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-E-1A, 10.52%, (3 Month Term SOFR + 6.25%), 07/20/37 (a)	1,250	1,263
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 7.21%, (1 Month Term SOFR + 2.90%), 08/17/26 (a)	386	390
Barings CLO Ltd 2024-I
Series 2024-E-1A, 11.22%, (3 Month Term SOFR + 6.95%), 01/21/37 (a)	2,000	2,026
Barings CLO Ltd 2024-V
Series 2024-E-5A, 10.04%, (3 Month Term SOFR + 5.65%), 07/15/37 (a) (e)	1,000	1,010
BBCMS Mortgage Trust 2024-5C31
Series 2024-D-5C31, REMIC, 4.25%, 12/17/29	386	338
Benchmark 2020-B16 Mortgage Trust
Series 2020-B-B16, REMIC, 3.18%, 01/17/30 (a)	373	324
Series 2020-C-B16, REMIC, 3.52%, 01/17/30 (a)	298	245
Benchmark 2020-B19 Mortgage Trust
Series 2020-AS-B19, REMIC, 2.15%, 09/17/30	405	340
Series 2020-B-B19, REMIC, 2.35%, 09/17/30	156	120
Benchmark 2024-V5 Mortgage Trust
Series 2024-C-V5, REMIC, 6.97%, 01/12/29 (a)	55	57
Benefit Street Partners Clo XXXVII Ltd
Series 2024-E-37A, 9.70%, (3 Month Term SOFR + 5.35%), 01/25/38 (a)	1,500	1,500
BMO 2024-5C3 Mortgage Trust
Series 2024-C-5C3, REMIC, 6.86%, 02/16/29 (a)	496	509
BMO 2024-5C6 Mortgage Trust
Series 2024-D-5C8, REMIC, 4.50%, 12/15/57	281	258
Business Jet Securities 2024-1, LLC
Series 2024-B-1A, 6.92%, 05/15/30	273	280
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	339	338
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 6.43%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	484	482
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 7.00%, (1 Month Term SOFR + 2.69%), 03/15/26 (a)	306	307
BX Trust
Series 2024-D-MF, REMIC, 7.00%, (1 Month Term SOFR + 2.69%), 02/17/26 (a)	340	341
Series 2024-C-BIO, REMIC, 6.95%, (1 Month Term SOFR + 2.64%), 02/15/29 (a)	378	377
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.20%, (1 Month Term SOFR + 2.89%), 06/15/26 (a)	382	380
BX Trust 2025-GW
Series 2025-D-GW, 0.00%, 07/15/42 (a)	635	636
BX Trust 2025-LIFE
Series 2025-A-LIFE, REMIC, 5.89%, 06/14/35 (a)	240	245
Canyon CLO 2025-1 Ltd
Series 2025-E-1A, 9.05%, (3 Month Term SOFR + 4.75%), 04/15/38 (a)	1,125	1,112
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30	429	417
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 8.19%, 12/12/29 (a)	330	340
CONE Trust 2024-DFW1
Series 2024-D-DFW1, REMIC, 7.35%, (1 Month Term SOFR + 3.10%), 08/15/41 (a)	242	242
Consolidated Communications LLC/Fidium Fiber Finan
Series 2025-C-1A, 9.41%, 05/20/30	1,000	1,046
Crockett Partners Equipment Company IIA LLC
Series 2024-B-1C, 6.78%, 01/20/30	167	170
Eaton Vance CLO 2013-1 Ltd
Series 2013-D3R-1A, 11.32%, (3 Month Term SOFR + 7.06%), 01/17/34 (a)	1,250	1,229
Eaton Vance CLO 2020-2 Ltd
Series 2020-ER2-2A, 10.76%, (3 Month Term SOFR + 6.50%), 10/15/37 (a)	1,000	989
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-D-11MD, REMIC, 3.55%, 09/11/25 (a)	334	328
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.85%, 06/11/27 (a)	499	503
Series 2024-D15-ELM, REMIC, 6.90%, 06/11/27 (a)	325	326
Elmwood CLO 30 Ltd
Series 2024-E-6A, 9.53%, (3 Month Term SOFR + 5.25%), 07/17/37 (a)	1,000	1,002
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-D-1A, 6.22%, 03/25/60	832	839
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.70%, 05/12/26 (a)	286	277
GS Mortgage Securities Trust 2017-GS6
Series 2017-B-GS6, REMIC, 3.87%, 05/12/27	185	162
Halseypoint Clo 4, Ltd
Series 2021-E-4A, REMIC, 11.24%, (3 Month Term SOFR + 6.97%), 04/20/34 (a) (e)	1,500	1,467
Island Finance Trust 2025-1
Series 2025-A-1A, 6.54%, 03/19/35	360	366
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (a)	568	480
KKR CLO 43 Ltd
Series 2022-ER-43A, 12.23%, (3 Month Term SOFR + 7.97%), 01/15/36 (a)	1,500	1,515
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 6.60%, (1 Month Term SOFR + 2.29%), 04/15/26 (a)	411	406
MidOcean Credit CLO XV Ltd
Series 2024-E-15A, 10.52%, (3 Month Term SOFR + 6.25%), 07/21/37 (a)	1,000	1,005
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM2
Series 2025-M1-NQM2, 6.52%, 01/25/70 (a)	822	833
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29	643	648
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (e)	765	770
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-D-3BP, REMIC, 6.75%, (1 Month Term SOFR + 2.50%), 02/16/27 (a)	251	247
OBX 2025-HE1 Trust
Series 2025-M2-HE1, 6.92%, 02/25/55 (a)	266	261
OCP CLO 2023-30, Ltd.
Series 2023-E-30A, 11.37%, (3 Month Term SOFR + 7.09%), 01/26/37 (a)	2,000	2,030
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 6.18%, (1 Month Term SOFR + 1.86%), 03/15/28 (a)	466	431
One Market Plaza Trust 2017-1MKT
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	106	98
ORL 2024-GLKS Mortgage Trust
Series 2024-D-GLKS, REMIC, 7.10%, (1 Month Term SOFR + 2.79%), 12/15/26 (a)	494	493
OSD CLO 2021-23 Ltd
Series 2021-D1R-23A, 7.03%, (3 Month Term SOFR + 2.75%), 01/21/37 (a)	2,000	2,003
Palmer Square CLO 2023-1 Ltd
Series 2023-ER-1A, 9.17%, (3 Month Term SOFR + 4.90%), 01/20/38 (a)	2,000	1,998
Palmer Square Loan Funding 2022-1 Ltd
Series 2022-E-1A, 11.46%, (3 Month Term SOFR + 7.20%), 04/15/30 (a)	1,000	1,003
PRM Trust 2025-PRM6
Series 2025-E-PRM6, 6.58%, 07/05/28 (a)	833	826
RR 34 LTD
Series 2024-DR-34RA, 9.76%, (3 Month Term SOFR + 5.50%), 10/15/39 (a)	2,000	2,020
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 5.93%, (1 Month Term SOFR + 1.61%), 05/15/28 (a)	325	323

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Series 2021-D-555, REMIC, 6.83%, (1 Month Term SOFR + 2.51%), 05/15/28 (a)	165	162
Sierra Timeshare 2022-2 Receivables Funding LLC
Series 2022-D-2A, 9.22%, 06/20/40	325	333
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-D-3A, 6.93%, 08/20/41	330	329
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	623	625
Sixth Street CLO XXV Ltd
Series 2024-E-25A, 10.28%, (3 Month Term SOFR + 6.00%), 07/24/37 (a)	1,250	1,264
Symphony CLO 45 Ltd
Series 2024-E-45A, 10.01%, (3 Month Term SOFR + 5.75%), 10/15/37 (a)	2,000	2,007
Trestles CLO III LTD
Series 2020-ER-3A, 10.37%, (3 Month Term SOFR + 6.10%), 10/20/37 (a)	1,500	1,512
U.S. Bank National Association
Series 2025-D-SUP1, 7.01%, (SOFR 30-Day Average + 2.70%), 02/25/32 (a)	372	371
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (a)	270	275
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	546	550
Series 2024-B-1A, 6.21%, 11/17/31	225	230
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	283	261
Whitebox CLO II Ltd
Series 2020-E1R2-2A, 10.03%, (3 Month Term SOFR + 5.75%), 10/26/37 (a)	1,400	1,407
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (c)	284	284
Wireless Propco Funding LLC
Series 2025-B-1A, 4.30%, 06/25/30 (c)	660	614
Total Non-U.S. Government Agency Asset-Backed Securities (cost $57,470)		57,709
GOVERNMENT AND AGENCY OBLIGATIONS 3.8%
Sovereign 3.3%
Angola, Government of
9.38%, 05/08/48 (g)	350	277
Departamento Administrativo De La Presidencia De La Republica
7.50%, 02/02/34	1,250	1,245
Ghana, Government of
5.00%, 07/03/35 (e) (i)	584	450
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (g) (i)	1,026	742
Gobierno de la Republica de Guatemala
6.60%, 06/13/36 (g)	760	775
Gobierno De La Republica De Honduras
8.63%, 11/27/34 (g)	600	630
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (g) (i)	587	510
5.50%, 07/31/35 (g) (i)	630	455
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (g)	360	368
Government of the Republic of Panama
4.50%, 04/01/56	340	222
Government of the Republic of Serbia
2.05%, 09/23/36, EUR (g)	374	334
Government of the Republic of Zambia
5.75%, 06/30/33 (g) (i)	485	443
0.50%, 12/31/53 (g) (i)	422	285
Nigeria, Federal Government of
8.75%, 01/21/31 (g)	590	591
7.70%, 02/23/38 (g)	780	674
8.25%, 09/28/51 (g)	200	166
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (g)	310	322
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (g)	960	1,010
6.63%, 03/22/48, EUR (g)	1,160	1,065
Presidencia De La Nacion
0.75%, 07/09/30 (i)	997	798
3.50%, 07/09/41 (i)	491	308
4.13%, 07/09/46 (i)	518	342
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (g)	660	677
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (g)	550	578
6.85%, 01/27/45 (g)	534	531
Romania, Government of
6.38%, 09/18/33, EUR (g)	1,411	1,710
South Africa, Parliament of
5.75%, 09/30/49	1,340	1,007
The Arab Republic of Egypt
8.70%, 03/01/49 (g)	1,250	1,022
The Democratic Socialist Republic of Sri Lanka
4.00%, 04/15/28 (g)	233	218
3.10%, 01/15/30 (g) (i)	234	208
3.35%, 03/15/33 (g) (i)	459	367
3.35%, 03/15/33 (e) (i)	50	40
3.60%, 02/15/38 (g) (i)	431	347
		18,717
Collateralized Mortgage Obligations 0.5%
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 8.81%, (SOFR 30-Day Average + 4.50%), 01/27/42 (a)	606	634
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1B1-R08, REMIC, 9.91%, (SOFR 30-Day Average + 5.60%), 07/25/42 (a)	175	189
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA4, REMIC, 8.06%, (SOFR 30-Day Average + 3.75%), 12/25/30 (a)	745	769
Series 2021-B1-HQA3, REMIC, 7.66%, (SOFR 30-Day Average + 3.35%), 09/25/41 (a)	890	910
Freddie Mac MSCR Trust MN8
Series 2024-M1-MN8, REMIC, 7.16%, (SOFR 30-Day Average + 2.85%), 05/25/29 (a)	288	292
		2,794
Total Government And Agency Obligations (cost $20,325)		21,511
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 4.20% (l) (m)	22,688	22,688
Total Short Term Investments (cost $22,688)		22,688
Total Investments 101.0% (cost $555,677)		565,191
Other Derivative Instruments (0.7)%		(3,754)
Other Assets and Liabilities, Net (0.3)%		(1,896)
Total Net Assets 100.0%		559,541

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedule of Investments.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

securities was $157,691 and 28.2% of the Fund.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedule of Investments.

(h) Convertible security.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(k) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedule of Investments.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Cutting Edge Group	1,256	6
Raven Acquisition Holdings LLC, Delayed Draw Term Loan	133	(1)
	1,389	5

Investment Interests (continued)

		Termination Date	Lockup Period	Redemption Notice
Axonic Coinvest II, LP	Controlling tranches of a CMBS SASB securitization backed by department stores.	09/30/25	N/A	N/A
Eiger Funding (PCC) Ltd.	Mezzanine loan backed by a London hotel with ~200 keys.	01/21/28†	Termination	N/A
AX Southeast Loan Investor LLC	An off-market, fund-level NAV loan to a multi-family owner/developer.	N/A	N/A	N/A
HCM 2021-1, LLC	A special purpose vehicle ("SPV") that invests in the subordinated bonds of Freddie Mac Small Balance Loans ("SBL") multifamily securitization at new issue.	N/A	2 years	6 months
Ironwood Funding XIV LLC	A senior secured draw down debt facility to a consumer NPL buyer to fund the purchase of charged-off consumer receivables, alongside the originator, an asset-based credit manager.	08/01/28†	Termination	N/A
Northleaf Chorus Investors LP	A preferred equity transaction to a music royalties platform to support the acquisition of royalty assets in a recently established investment pool.	03/19/30†	Termination	N/A

†Termination date represents the expected maturity of underlying investments held by the entity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	217	244	—
AA Bond Co Limited, 6.85%, 07/31/31	10/23/24	132	142	—
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	02/19/25	444	481	0.1
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/28/25	431	486	0.1
ABN AMRO Bank N.V., 6.88% (callable at 100, 09/22/31)	01/28/25	447	505	0.1
Accor, 7.25% (callable at 100, 01/11/29)	12/05/23	232	260	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	05/14/24	210	230	—
Air France - KLM, 4.63%, 05/23/29	10/23/24	217	243	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	225	259	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	12/05/23	248	280	0.1
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A., 5.00%, 10/30/30	05/21/25	116	118	—
alstria office AG, 5.50%, 03/20/31	05/15/25	110	120	—
Altice France, 4.13%, 01/15/29	05/22/25	291	296	0.1
Amber FinCo PLC, 6.63%, 07/15/29	10/22/24	224	246	—
Ambipar Lux S.a r.l., 9.88%, 02/06/31	05/02/25	240	234	—
Angola, Government of, 9.38%, 05/08/48	12/01/23	285	277	0.1
Aramark International Finance S.a r.l., 4.38%, 04/15/33	05/15/25	165	174	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	10/22/24	284	303	0.1
Atos SE, 9.00%, 12/18/29	02/19/25	338	394	0.1
AX Southeast Loan Investor LLC	11/08/24	8,000	8,903	1.6
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	01/10/24	277	291	0.1
Axonic Coinvest II, LP	10/01/24	8,000	8,901	1.6
Azelis Finance, 4.75%, 09/25/29	05/21/25	234	242	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/19/25	190	207	—
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	06/20/25	201	201	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	01/28/25	438	499	0.1
Banco Davivienda S A, 6.65% (callable at 100, 04/22/31)	12/04/23	204	267	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	12/04/23	197	199	—
Banco Santander, S.A., 3.63% (callable at 100, 03/21/29)	01/28/25	567	651	0.1
Banque Ouest Africaine De Developpement, 4.70%, 10/22/31	12/04/23	218	219	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	05/08/24	305	355	0.1
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	12/04/23	193	209	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	10/23/24	128	129	—
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	12/04/23	112	123	—

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bertrand Franchise Finance, 5.99%, 07/18/30	10/22/24	216	231	—
Boels Topholding B.V., 6.25%, 02/15/29	12/05/23	136	152	—
Boels Topholding B.V., 5.75%, 05/15/30	05/21/25	117	122	—
Braskem Netherlands Finance B.V., 8.50%, 01/12/31	02/14/24	296	261	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	12/04/23	346	383	0.1
Bubbles BidCo S.p.A., 6.50%, 09/30/31	01/07/25	264	298	0.1
CaixaBank, S.A., 7.50% (callable at 100, 01/16/30)	01/28/25	227	258	0.1
CAS Capital No. 1 Limited, 4.00% (callable at 100, 07/12/26)	05/05/25	193	195	—
Castello (BC) Bidco S.p.A., 6.84%, 11/14/31	05/29/25	155	161	—
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	10/22/24	260	288	0.1
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	133	141	—
Ceconomy AG, 6.25%, 07/15/29	10/22/24	362	405	0.1
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	12/06/23	211	240	—
Cirsa Finance International S.a r.l., 10.38%, 11/30/27	12/05/23	299	334	0.1
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/28/25	459	523	0.1
Co-operative Group Limited, 7.50%, 07/08/26	12/04/23	333	360	0.1
Coventry Building Society, 8.75% (callable at 100, 06/11/29)	01/28/25	385	430	0.1
CPI Property Group, 3.75% (callable at 100, 04/27/28)	06/17/25	104	107	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	233	—
CPI Property Group, 4.00%, 01/22/28	10/22/24	240	261	0.1
CPI Property Group, 1.75%, 01/14/30	10/23/24	138	155	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	12/05/23	250	274	0.1
CT Investment GmbH, 6.38%, 04/15/30	10/22/24	223	243	—
CTEC II GmbH, 5.25%, 02/15/30	03/18/24	202	200	—
Cullinan Holdco SCSp, 4.63%, 10/15/26	10/23/24	98	101	—
Cutting Edge Group, 12.31%, 07/31/29	04/02/24	3,180	3,184	0.6
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	10/23/24	115	128	—
Deuce Finco PLC, 5.50%, 06/15/27	10/22/24	191	204	—
Deutsche Bank Aktiengesellschaft, 8.13% (callable at 100, 10/30/29)	01/28/25	221	251	0.1
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	03/06/25	216	234	—
Edge Finco PLC, 8.13%, 08/15/31	05/21/25	282	285	0.1
EDP, S.A., 4.75%, 05/29/54	07/09/24	333	361	0.1
EDP, S.A., 5.94%, 04/23/83	12/04/23	110	125	—
Eiger Funding (PCC) Ltd.	02/04/25	10,126	11,934	2.1
EJF CRT 2024-R1 LLC, 12.14%, 02/15/43	07/15/24	5,484	5,522	1.0
Electricite de France, 2.63% (callable at 100, 12/01/27)	06/03/24	600	686	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/04/23	228	259	0.1
Elior Group, 5.63%, 03/15/30	05/15/25	225	240	—
Elo, 6.00%, 03/22/29	03/06/25	101	109	—
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/23/24	103	112	—
Engineering S.R.L., 11.13%, 05/15/28	05/21/25	120	124	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	10/22/24	353	380	0.1
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	10/22/24	343	379	0.1
Erste Group Bank AG, 7.00% (callable at 100, 04/15/31)	01/28/25	443	498	0.1
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	10/22/24	336	376	0.1
Eutelsat SA, 2.25%, 07/13/27	03/06/25	199	229	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/09/24	374	394	0.1
Flora Food Management B.V., 6.88%, 07/02/29	10/22/24	279	299	0.1
Flos B&b Italia S.P.A., 5.85%, 12/15/29	05/29/25	194	197	—
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	10/23/24	166	183	—
FNAC Darty, 6.00%, 04/01/29	10/23/24	112	123	—
Food Service Project SL, 5.50%, 01/21/27	12/05/23	177	192	—
Fortune Star (BVI) Limited, 5.00%, 05/18/26	02/19/25	196	196	—
Fortune Star (BVI) Limited, 5.05%, 01/27/27	11/29/24	315	317	0.1
Forvia, 5.50%, 06/15/31	06/20/24	275	290	0.1
Fresnillo PLC, 4.25%, 10/02/50	03/17/25	145	144	—
Fressnapf Holding SE, 5.25%, 10/31/31	01/07/25	267	297	0.1
FWD ProInsure Limited, 8.05% (callable at 100, 12/15/25)	02/24/25	201	201	—
Globalworth Real Estate Investments Limited, 6.25%, 03/31/30	01/09/25	291	338	0.1
Gobierno de la Provincia de Buenos Aires, 6.63%, 09/01/37	05/27/25	746	742	0.1
Gobierno de la Republica de Guatemala, 6.60%, 06/13/36	12/01/23	753	775	0.1
Gobierno De La Republica De Honduras, 8.63%, 11/27/34	05/20/25	608	630	0.1
Gobierno de la Republica del Ecuador, 6.90%, 07/31/30	08/13/24	435	510	0.1
Gobierno de la Republica del Ecuador, 5.50%, 07/31/35	10/22/24	372	455	0.1
Government of Commonwealth of the Bahamas, 8.25%, 06/24/36	06/17/25	360	368	0.1
Government of the Republic of Serbia, 2.05%, 09/23/36	10/22/24	311	334	0.1
Government of the Republic of Zambia, 5.75%, 06/30/33	06/14/24	438	443	0.1
Government of the Republic of Zambia, 0.50%, 12/31/53	06/14/24	228	285	0.1
Greenko Power II Limited, 4.30%, 12/13/28	02/19/25	157	157	—
Greentown China Holdings Limited, 8.45%, 02/24/28	02/19/25	201	203	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	09/03/24	205	225	—
Grifols, S.A., 7.50%, 05/01/30	10/22/24	339	369	0.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	316	355	0.1
Grupo Antolin-Irausa SA, 10.38%, 01/30/30	10/22/24	95	82	—
Guala Closures S.p.A., 3.25%, 06/15/28	12/04/23	192	215	—
HCM 2021-1, LLC	09/18/24	11,961	12,644	2.3
Heimstaden AB, 6.75% (callable at 100, 10/15/26)	10/22/24	68	90	—
Heimstaden Bostad AB, 3.63% (callable at 100, 10/13/26)	12/04/23	224	402	0.1
Heimstaden Bostad AB, 4.38%, 03/06/27	02/17/25	202	228	—
Heimstaden Bostad AB, 1.63%, 10/13/31	10/22/24	92	102	—
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	02/19/25	343	366	0.1
HT Troplast GmbH, 9.38%, 07/15/28	05/22/25	117	124	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/22/24	287	308	0.1
IHS Holding Limited, 8.25%, 11/29/31	03/04/25	200	202	—
Iliad Holding, 6.88%, 04/15/31	02/19/25	455	502	0.1
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	10/23/24	57	59	—
INEOS Quattro Finance 2 plc, 6.75%, 04/15/30	02/24/25	108	109	—
Intesa Sanpaolo SPA, 7.00% (callable at 100, 05/20/32)	01/28/25	448	504	0.1
IQVIA Inc., 2.25%, 01/15/28	05/21/25	220	229	—
Ironwood Funding XIV LLC	08/23/24	2,569	2,536	0.5
Ironwood Funding XIV LLC	03/31/25	—	—	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	05/21/25	229	238	—
Joint Stock Company National Company Kazmunaygas, 3.50%, 04/14/33	12/04/23	319	336	0.1
Kier Group PLC, 9.00%, 02/15/29	02/19/25	132	145	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	02/19/25	110	125	—
Kronos International, Inc., 9.50%, 03/15/29	10/22/24	291	314	0.1
Landesbank Baden-Wurttemberg, 6.75% (callable at 100, 10/15/30)	01/28/25	207	237	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	12/05/23	439	471	0.1
Loxama, 6.38%, 05/31/29	03/18/24	223	245	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	10/22/24	139	71	—
Maison Finco PLC, 6.00%, 10/31/27	04/30/24	243	271	0.1
Manuchar, 7.25%, 06/30/27	02/19/25	220	239	—
Market Bidco Finco PLC, 5.50%, 11/04/27	05/21/25	131	134	—
MCE Finance Limited, 5.75%, 07/21/28	12/04/23	360	372	0.1
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	02/16/24	402	445	0.1
Minerva Luxembourg S.A., 8.88%, 09/13/33	12/01/23	343	357	0.1
Monitchem Holdco 3 S.A., 8.75%, 05/01/28	10/22/24	165	178	—
Motel One GmbH, 7.75%, 04/02/31	05/21/25	121	126	—
Motion Finco S.a r.l., 7.38%, 06/15/30	10/22/24	161	164	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/14/25	114	120	—
Multiversity S.p.A., 6.44%, 10/30/28	10/23/24	109	118	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	01/28/25	376	415	0.1
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	110	123	—
Nexans, 4.25%, 03/11/30	03/06/25	219	243	—
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	05/21/25	347	360	0.1
Nigeria, Federal Government of, 8.75%, 01/21/31	12/01/23	569	591	0.1
Nigeria, Federal Government of, 7.70%, 02/23/38	06/04/25	655	674	0.1
Nigeria, Federal Government of, 8.25%, 09/28/51	03/27/24	166	166	—
Northleaf Chorus Investors LP	03/27/25	1,366	1,425	0.3
Northleaf Chorus Investors LP	03/31/25	—	—	—
Ocado Group PLC, 10.50%, 08/08/29	10/22/24	193	200	—
Odido Group Holding B.V., 5.50%, 01/15/30	12/06/23	139	156	—
Olympus Water US Holding Corporation, 9.63%, 11/15/28	12/05/23	334	370	0.1
Ontex Group, 5.25%, 04/15/30	05/21/25	116	120	—
Optics BidCo S.p.A., 6.88%, 02/15/28	10/23/24	231	251	0.1
Orsted A/S, 5.13% (callable at 100, 09/14/29)	02/05/25	266	298	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	166	179	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	10/23/24	57	63	—
PCF GmbH, 4.75%, 04/15/29	10/22/24	142	146	—
People's Government of Inner Mongolia Autonomous Region, 7.88%, 06/05/29	12/06/23	321	322	0.1
Peu (Fin) PLC, 7.25%, 07/01/28	03/18/24	279	305	0.1
Pinewood Finco PLC, 6.00%, 03/27/30	05/29/25	195	196	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	12/05/23	263	290	0.1
Playtech PLC, 5.88%, 06/28/28	12/04/23	283	314	0.1
Presidence de la Republique de Cote d'Ivoire, 4.88%, 01/30/32	12/04/23	893	1,010	0.2
Presidence de la Republique de Cote d'Ivoire, 6.63%, 03/22/48	12/04/23	961	1,065	0.2
Presidencia de la Republica de El Salvador, 9.50%, 07/15/52	12/01/23	619	677	0.1
Presidencia de la Republica Dominicana, 7.05%, 02/03/31	12/01/23	567	578	0.1
Presidencia de la Republica Dominicana, 6.85%, 01/27/45	12/01/23	518	531	0.1
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	156	176	—
Progroup AG, 5.38%, 04/15/31	10/22/24	312	350	0.1
Prosus N.V., 3.83%, 02/08/51	12/04/23	237	250	0.1
Proximus, 4.75% (callable at 100, 07/02/31)	02/05/25	210	235	—
Q-Park Holding I B.V., 5.13%, 03/01/29	10/23/24	111	121	—

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
RAC Bond Co PLC, 5.25%, 11/04/27	12/06/23	241	269	0.1
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	10/22/24	190	221	—
Ray Financing LLC, 6.50%, 07/15/31	10/22/24	335	369	0.1
Romania, Government of, 6.38%, 09/18/33	12/04/23	1,582	1,710	0.3
Roquette Freres, 5.49% (callable at 100, 11/25/29)	02/05/25	106	119	—
Rossini S.a r.l., 6.75%, 12/31/29	05/21/25	119	124	—
Sappi Papier Holding GmbH, 4.50%, 03/15/32	05/21/25	111	116	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	548	588	0.1
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	12/04/23	490	509	0.1
Snf Group, 4.50%, 03/15/32	05/21/25	116	121	—
Synthomer PLC, 7.38%, 05/02/29	10/23/24	225	233	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	02/05/25	217	236	—
Telecom Italia S.p.A., 7.88%, 07/31/28	07/09/24	236	264	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	04/30/24	215	244	—
Telefonica Europe B.V., 6.14% (callable at 100, 02/03/30)	02/19/25	112	126	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	10/23/24	239	259	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	10/22/24	542	598	0.1
The Arab Republic of Egypt, 8.70%, 03/01/49	09/23/24	1,004	1,022	0.2
The Democratic Socialist Republic of Sri Lanka, 4.00%, 04/15/28	12/27/24	220	218	—
The Democratic Socialist Republic of Sri Lanka, 3.10%, 01/15/30	12/27/24	196	208	—
The Democratic Socialist Republic of Sri Lanka, 3.35%, 03/15/33	12/27/24	348	367	0.1
The Democratic Socialist Republic of Sri Lanka, 3.60%, 02/15/38	12/27/24	326	347	0.1
TK Elevator Holdco GmbH, 6.63%, 07/15/28	10/22/24	291	318	0.1
Turkiye Vakiflar Bankasi T.A.O., 9.00%, 10/12/28	12/04/23	346	360	0.1
TVL Finance PLC, 10.25%, 04/28/28	12/05/23	198	205	—
UGI International, LLC, 2.50%, 12/01/29	10/23/24	101	110	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 3.88% (callable at 100, 06/03/27)	10/23/24	205	231	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 6.50% (callable at 100, 12/03/31)	01/28/25	326	371	0.1
United Group B.V., 5.25%, 02/01/30	12/04/23	200	235	—
United Group B.V., 6.75%, 02/15/31	10/23/24	164	181	—
Upgrade Master Pass-Thru Trust Series 2025-ST1, Series 2025-CRT1-ST1, 0.00%, 04/15/32	03/31/25	9,927	9,477	1.7
Valeo, 4.50%, 04/11/30	02/19/25	437	468	0.1
Vedanta Resources Limited, 10.88%, 09/17/29	02/03/25	258	260	0.1
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	02/19/25	315	337	0.1
Verisure Holding AB, 3.25%, 02/15/27	04/24/24	316	350	0.1
Verisure Midholding AB, 5.25%, 02/15/29	10/22/24	323	355	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	12/04/23	171	188	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	12/04/23	413	457	0.1
VMED O2 UK Financing I PLC, 5.63%, 04/15/32	02/19/25	106	121	—
Vodafone Group Public Limited Company, 3.00%, 08/27/80	12/04/23	295	338	0.1
VTR Finance N.V., 6.38%, 07/15/28	10/16/24	384	383	0.1
Waga Bondco Limited, 8.50%, 06/15/30	05/29/25	153	153	—
We Soda Investments Holding PLC, 9.50%, 10/06/28	12/04/23	303	313	0.1
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	12/05/23	289	331	0.1
Zegona Finance PLC, 6.75%, 07/15/29	02/19/25	110	125	—
ZF Friedrichshafen AG, 2.25%, 05/03/28	03/06/25	201	213	—
ZF Friedrichshafen AG, 3.75%, 09/21/28	02/06/24	104	109	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	06/10/25	227	231	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	10/23/24	97	102	—
Ziggo B.V., 2.88%, 01/15/30	05/19/25	104	110	—
Ziggo Bond Company B.V., 3.38%, 02/28/30	10/23/24	98	102	—
Zorlu Enerji Elektrik Uretim Anonim Sirketi, 11.00%, 04/23/30	03/28/25	193	185	—
		119,614	128,281	22.9

Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	886	65,142	43,340	190	—	—	22,688	4.1
JNL Government Money Market Fund, 4.30% - Class SL	500	791	1,291	3	—	—	—	—
	1,386	65,933	44,631	193	—	—	22,688	4.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

Summary of Investments by Country^	Total Long Term Investments
United States of America	63.7%
Bermuda	10.6
Cayman Islands	5.6
United Kingdom	4.7
Germany	2.0
France	1.4
Spain	0.9
Italy	0.7
Jersey	0.7
Netherlands	0.7
Canada	0.6
Australia	0.6
Argentina	0.5
Mexico	0.5
Ireland	0.4
Colombia	0.4
Brazil	0.4
Sweden	0.4
Cote D'Ivoire	0.4
Romania	0.4
Nigeria	0.3
Switzerland	0.3
South Africa	0.3
Sri Lanka	0.2
Dominican Republic	0.2
Belgium	0.2
Czech Republic	0.2
Chile	0.2
Egypt	0.2
Ecuador	0.2
Turkey	0.2
Guatemala	0.1
Zambia	0.1
Portugal	0.1
China	0.1
India	0.1
El Salvador	0.1
Honduras	0.1
Austria	0.1
Israel	0.1
Denmark	0.1
Angola	0.1
Ghana	0.1
Hong Kong	0.1
Peru	0.1
Macau	0.1
Bahamas	0.1
Kazakhstan	0.1
Serbia	0.1
Mongolia	0.1
South Korea	—
Finland	—
Panama	—
Japan	—
Multi-National	—
Luxembourg	—
Estonia	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Buxl 30 Year Bond	1	September 2025	EUR	121	—	(2)
United States 10 Year Note	326	September 2025		35,802	102	751
United States 10 Year Ultra Bond	216	September 2025		24,189	105	492

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2025

Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 5 Year Note	972	October 2025		104,631	129	1,317
					336	2,558
Short Contracts
Euro BOBL	(98)	September 2025	EUR	(11,575)	(9)	48
Euro Bund	(43)	September 2025	EUR	(5,630)	(2)	39
Euro OAT	(18)	September 2025	EUR	(2,243)	(1)	16
Euro Schatz	(31)	September 2025	EUR	(3,330)	(1)	6
Long Gilt	(10)	September 2025	GBP	(906)	(1)	(33)
United States 2 Year Note	(29)	October 2025		(6,006)	(2)	(26)
United States Ultra Bond	(42)	September 2025		(4,813)	(57)	(191)
					(73)	(141)

Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/GBP	CIT	07/16/25	GBP	(87)	(120)	—
EUR/USD	GSC	07/16/25	EUR	11,475	13,531	923
EUR/USD	SCB	07/16/25	EUR	310	366	12
GBP/USD	SCB	07/16/25	GBP	6,014	8,255	583
USD/EUR	SCB	07/16/25	EUR	(4,351)	(5,131)	(196)
USD/EUR	SSB	07/16/25	EUR	(44,809)	(52,836)	(3,608)
USD/GBP	CIT	07/16/25	GBP	(381)	(523)	(11)
USD/GBP	SCB	07/16/25	GBP	(1,077)	(1,478)	(9)
USD/GBP	SSB	07/16/25	GBP	(17,601)	(24,161)	(1,711)
					(62,097)	(4,017)

Jackson Credit Opportunities Fund

Notes to Schedule of Investments (in thousands)

June 30, 2025

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts. Private Funds can represent number of shares issued or contributed capital to date.

Currency Abbreivations:

EUR - European Currency Unit (Euro)

GBP - British Pound

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%

CLO - Collateralized Loan Obligation

EURIBOR - Europe Interbank Offered Rate

LLC/L.L.C - Limited Liability Company

PLC/P.L.C. - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rates

S.p.A/S.P.A - Joint-Stock Company

US/U.S. - United States

Counterparty Abbreviations:

CIT - Citibank, Inc GSC - Goldman Sachs & Co. SCB - Standard Chartered Bank
SSB - State Street Brokerage Services, Inc.

Security Valuation. Under the Fund's valuation policy and procedures (“Valuation Policies and Procedures”), the Fund's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt obligations with remaining maturities of 60 days or less, and that did not receive a price from a third-party pricing service, or it is determined that such valuation from the pricing service does not approximate fair value, may be valued at their amortized cost, unless it is determined that such practice does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; tranche seniority; catastrophe perils and loss estimates; maturity extensions; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds ("Private Funds") are generally valued using the latest NAV reported by the third-party fund manager or General Partner ("GP") as a practical expedient to estimate the fair value of such interests. The NAV and other information provided by a GP is reviewed for reasonableness based on knowledge of current market conditions and the individual characteristics of each Private Fund. If market information indicates that the NAV is not as of the measurement date, not calculated in a manner consistent with FASB ASC Topic 946 (“Topic 946”), or otherwise not reflective of the current value, best efforts shall be used to adjust the relevant Private Fund’s NAV in a manner consistent with the measurement principals of Topic 946, which could include adjusting the Private Fund’s NAV based on a proxy or investment model which is correlated to the underlying investment return. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid

Jackson Credit Opportunities Fund

Notes to Schedule of Investments (in thousands)

June 30, 2025

quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in, or offers for, the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below and are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2025 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .

Assets - Securities
Senior Floating Rate Instruments	—	170,259	9,096	—	179,355
Corporate Bonds And Notes	—	138,060	—	—	138,060
Catastrophe Bonds	—	81,342	—	—	81,342
Direct Access Lending[2]	—	—	18,189	46,343	64,532
Non-U.S. Government Agency Asset-Backed Securities	—	56,811	898	—	57,709
Government And Agency Obligations	—	21,511	—	—	21,511
Short Term Investments	22,688	—	—	—	22,688
	22,688	467,983	28,183	46,343	565,197
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	2,669	—	—	—	2,669
Open Forward Foreign Currency Contracts	—	1,518	—	—	1,518
	2,669	1,518	—	—	4,187

Jackson Credit Opportunities Fund

Notes to Schedule of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .
(continued)
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(252)	—	—	—	(252)
Open Forward Foreign Currency Contracts	—	(5,535)	—	—	(5,535)
	(252)	(5,535)	—	—	(5,787)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended June 30, 2025:

Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)

Direct Access Lending	19,397	—	—	—	—	—	(807)	18,183	(407)
Senior Floating Rate Instruments	7,282	4,058	2,070	2	8	—	(193)	9,096	9
Non-U.S. Government Agency Asset-Backed Securities	—	—	—	—	—	899	—	898	(1)
	26,679	4,058	2,070	2	8	899	(1,000)	28,177	(399)

[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held June 30, 2025.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)

Direct Access Lending	18,183	Discounted Cash Flow Model	Discount Rate	11.00% - 13.00% (12.00%)
	18,183
Senior Floating Rate Instruments	9,096	Market Approach	Broker Quote	96.50 - 100.25 (99.10)
	9,096
Non-U.S. Government Agency Asset-Backed Securities	898	Recent Transaction	NA‡	93.06 - 100.00 (95.25)
	898

† Unobservable inputs were weighted by the relative fair value of the instruments.

‡ The valuations within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral. Jackson Credit Opportunities Fund participates in an agency based securities lending program. State Street serves as the securities lending agent to the Fund. Under the terms of the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash

Jackson Credit Opportunities Fund

Notes to Schedule of Investments (in thousands)

June 30, 2025

collateral investments. The Fund also bears the market risk with respect to collateral received and securities loaned. State Street receives a portion of the earnings from the Fund's securities lending program.

Cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Fund and its affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services.

Unfunded Commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.